Accounts and Notes Receivable 10-K (Tables)	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
Accounts and Notes Receivable [Abstract]
Accounts and notes receivable - current
Accounts receivable – current consist of the following (in thousands):

	December 4, 2012	June 5, 2012

Rebates receivable	$832	$923
Amounts due from franchisees	770	770
Other receivables	5,170	3,007
	$6,772	$4,700

Accounts and notes receivable - current consist of the following (in thousands):

	2012	2011

Rebates receivable	$923	$1,055
Amounts due from franchisees	770	2,506
Other receivables	3,007	3,970
	$4,700	$7,531